S000001267 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
U.S. GOVERNMENT SELECT MONEY MARKET FUND
Prospectus [Line Items]
Average Annual Return, Percent	4.01%	3.05%	1.96%